Document and Entity Information	Dec. 22, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001321655
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 22, 2022
Entity Registrant Name	Palantir Technologies Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39540
Entity Tax Identification Number	68-0551851
Entity Address, Address Line One	1200 17th Street
Entity Address, Address Line Two	Floor 15
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(720)
Local Phone Number	358-3679
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	PLTR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false